ADVANCES TO SUPPLIERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Advances to suppliers [Line Items]
Advances to suppliers	R$ 221,051	R$ 121,697
Current Advances To Suppliers Provision of Lossess	28,676	23,057
Advances local currency [Member]
Advances to suppliers [Line Items]
Advances to suppliers	118,442	90,810
Advances foreign currency [Member]
Advances to suppliers [Line Items]
Advances to suppliers	R$ 102,609	R$ 30,887